Shareholders’ equity (deficiency) (Details) - Schedule of the company’s option activity $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Schedule Of The Company SOption Activity Abstract
Number of options, beginning balance | shares	25,487,897
Weighted- average exercise price, beginning balance | $ / shares	$ 2.84
Weighted- average remaining contractual term (in years), beginning balance	7 years 10 days
Aggregate intrinsic value, beginning balance | $	$ 132,362
Number of options, Granted | shares	1,098,646
Weighted- average exercise price, Granted | $ / shares	$ 6.5
Number of options, exercised | shares	(1,834,230)
Weighted- average exercise price, exercised | $ / shares	$ 2.68
Number of options, forfeited | shares	(1,031,951)
Weighted- average exercise price, forfeited | $ / shares	$ 3.24
Number of options, ending balance | shares	23,720,362
Weighted- average exercise price, ending balance | $ / shares	$ 3
Weighted- average remaining contractual term (in years), ending balance	6 years 10 months 20 days
Aggregate intrinsic value, ending balance | $	$ 51,441
Number of options, exercisable | shares	16,790,095
Weighted- average exercise price, exercisable | $ / shares	$ 2.7
Weighted- average remaining contractual term (in years), exercisable	6 years 5 months 15 days
Aggregate intrinsic value, exercisable | $	$ 40,309